Share-based Compensation - Schedule of share-based compensation expenses (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expenses	¥ 30,797	$ 4,338	¥ 70,709	¥ 72,201
Cost of revenues [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expenses	1,645		5,984	7,862
Sales and marketing expenses [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expenses	6,071		12,669	10,521
Research and development expenses [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expenses	8,020		30,578	33,775
General and administrative expenses [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expenses	¥ 15,061		¥ 21,478	¥ 20,043